Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued for potential recognition or disclosure. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On November 13, 2017, the Company entered into a Second Amendment to Note Purchase Agreement (the “Second Amendment”), effective November 2, 2017, with the Lender and the Agent pursuant to which the Company amended the terms of its financial covenant related to the outstanding principal amount of loan to EBITDA ratio. The Second Amendment also includes a requirement for the Company to complete an equity raise of at least $1 million on or prior to December 31, 2017.

Note 16 – Subsequent Events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued for potential recognition or disclosure. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Special Purpose Entity

On the January 13, 2017 (the “Closing Date”), the Company and the Manager formed a special purpose entity as a Delaware limited liability company (the “SPE”), for the purpose of purchasing, refurbishing, repairing and reselling cell phones, smart phones, tablets and related accessories. The Manager is the sole manager of the SPE. The Manager invested $5,200,000 in equity in exchange for a membership interest. Of this sum, $5,000,000 will be used by the SPE for the purchase of approved inventory.

As further detailed in the Services Agreement entered into between the Company and the SPE on the Closing Date, the Company will provide all administrative and inventory management services necessary to the SPE’s daily operations. uSell and its personnel will not be compensated for providing services to the SPE, and uSell will generally be responsible for the costs of providing services to the SPE. However, the SPE will be responsible for costs directly related to acquiring and refurbishing the SPE’s inventory, shipping, certain tax accounting fees approved by the Manager, and other costs. The Services Agreement allows uSell to purchase inventory for its account and not for the SPE’s account until uSell has no available capital to purchase inventory. In exchange for its future services, uSell received its membership interest in the SPE. Profits from the SPE will be distributed to the Manager and to uSell based on certain return thresholds.

Note Purchase Agreement and Secured Term Note

On the Closing Date, the Company entered into an NPA with the Lender (in Lender’s capacity as a purchaser and as the agent (the “Agent”) for all purchasers from time to time party to the NPA), pursuant to which the Company issued the Lender a secured term note in the principal amount of $8,660,000 at an original issue discount of 1%, for gross proceeds of $8,572,400 (the “2017 Note”). The 2017 Note matures three years from issuance and bears interest at an annual rate of 13.25%, which interest is due and payable monthly in arrears. In addition, the Company paid the Lender a fee equal to 2% of the aggregate original principal amount of the 2017 Note and will pay the Lender a monthly maintenance fee based on an annual rate of 0.75% of the aggregate original principal amount of the 2017 Note. The 2017 Note is prepayable after 18 months with a 3% prepayment penalty. The 2017 Note contains customary financial covenants. In connection with the issuance of the 2017 Note, the Company granted the Lender a right of first refusal to participate in future financings (with certain exceptions) for as long as the principal balance of the 2017 Note remains outstanding.

The Company applied the proceeds received upon the issuance of the 2017 Note to repay all amounts outstanding under the BAM NPA.

Security Agreements, Subsidiary Guaranty and Pledge Agreement

In connection with the execution of the NPA and issuance of the 2017 Note, the Company entered into a Security Agreement for the benefit of the Lender and Agent. Pursuant to the Security Agreement, the Company granted the Agent (for the benefit of the Lender) a lien on all of the Company’s respective assets, including, but not limited to, equipment, inventory, accounts, and intellectual property. The wholly-owned subsidiaries which are parties to the Security Agreement also jointly and severally guaranteed payment and performance of all obligations under the 2017 Note and related debt transaction documents. The Company also entered into a Trademark Security Agreement with the Lender incorporating the terms of the Security Agreement with respect to the Company’s trademark-related collateral.

As additional collateral to guarantee the 2017 Note and related obligations, the Company also entered into a Pledge Agreement for the benefit of the Agent pursuant to which the Company pledged the equity interests of certain of its wholly-owned subsidiaries and the Company pledged its equity interest in the SPE.

In connection with the above, the Management Agreement effective as of October 1, 2015 by and among the Company, Nik Raman, Brian Tepfer, Scott Tepfer, and Daniel Brauser, uSell’s Executive Chairman, was amended to clarify that nothing in the Management Agreement precludes the Agent’s ability to exercise its remedies as a secured creditor party under the 2017 Note and related agreements.